Acquisitions and Disposals - Schedule of Condensed Cash Flows of Disposal Group (Details) - Disposal of Nisun BVI and its subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 23, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Cash Flows of Disposal Group [Line Items]
Net cash used in (provide) by operating activities	$ (25,991,045)	$ (75,175,858)	$ 35,977,584
Net cash provide by investing activities	1,504,580	6,011,044	19,815,569
Net cash provide by (used in) financing activities	$ 695,284	$ 315,655	$ 8,187,411